Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
September 30, 2023
VIPFHI-NPRT3-1123
1.9859334.109
Bank Loan Obligations - 86.5%
	Principal Amount (a)	Value ($)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1806% 3/19/26 (b)(c)(d)	306,250	299,742
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6307% 12/31/27 (b)(c)(d)	143,177	142,641
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 8/24/28 (b)(c)(d)	1,726,536	1,726,260
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6401% 2/22/27 (b)(c)(d)	124,063	124,129
TOTAL AEROSPACE		2,292,772
Air Transportation - 1.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3378% 4/20/28 (b)(c)(d)	741,000	762,489
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1284% 8/11/28 (b)(c)(d)	276,500	276,442
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1661% 11/23/28 (b)(c)(d)(e)	400,950	400,950
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 13.4161% 11/23/29 (b)(c)(d)(e)	175,000	175,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7979% 7/2/27 (b)(c)(d)	427,500	443,578
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (b)(c)(d)	114,425	110,754
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (b)(c)(d)	420,750	435,321
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.5401% 3/24/28 (b)(c)(d)(e)	251,813	237,207
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.182% 4/21/28 (b)(c)(d)	748,860	749,032
TOTAL AIR TRANSPORTATION		3,590,773
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 3/5/28 (b)(c)(d)	454,171	434,996
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 8.1599% 4/18/29 (b)(c)(d)	114,713	114,677
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 4/20/30 (b)(c)(d)	600,000	598,128
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9451% 6/3/28 (b)(c)(d)	747,975	702,348
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4342% 12/17/28 (b)(c)(d)	103,425	101,615
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.692% 11/2/27 (b)(c)(d)	458,254	455,009
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8807% 12/17/28 (b)(c)(d)	511,163	408,245
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1661% 1/26/29 (b)(c)(d)	413,419	340,380
Rough Country LLC:
2LN, term loan CME Term SOFR 3 Month Index + 6.500% 11.9161% 7/28/29 (b)(c)(d)	100,000	92,500
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9306% 7/28/28 (b)(c)(d)	108,958	105,996
Truck Hero, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 1/29/28 (b)(c)(d)	412,524	393,222
TOTAL AUTOMOTIVE & AUTO PARTS		3,747,116
Banks & Thrifts - 0.7%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 7/25/30 (b)(c)(d)	950,621	947,656
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1401% 4/9/27 (b)(c)(d)	414,809	404,008
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	389,075	360,544
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/28 (b)(c)(d)	142,463	141,958
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 12/16/28 (b)(c)(d)	104,475	104,475
TOTAL BANKS & THRIFTS		1,958,641
Broadcasting - 1.5%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4161% 10/25/28 (b)(c)(d)	147,181	146,917
CME Term SOFR 1 Month Index + 3.100% 8.4161% 8/15/30 (b)(c)(d)	579,271	577,464
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4297% 8/24/26 (b)(c)(d)	198,680	100,002
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(f)	1,616,944	31,530
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4146% 12/1/28 (b)(c)(d)	1,016,380	976,996
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 9/19/26 (b)(c)(d)	351,322	350,718
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1661% 4/21/29 (b)(c)(d)	270,680	187,581
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/24/26 (b)(c)(d)	274,298	273,407
CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/31/29 (b)(c)(d)	1,843,567	1,818,679
TOTAL BROADCASTING		4,463,294
Building Materials - 3.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 5/17/28 (b)(c)(d)	1,152,669	947,748
APi Group DE, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9306% 10/1/26 (b)(c)(d)	397,522	397,708
CME Term SOFR 1 Month Index + 2.750% 8.1806% 12/16/28 (b)(c)(d)	295,753	296,170
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 5/31/30 (b)(c)(d)	617,798	616,643
Foley Products Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1419% 12/29/28 (b)(c)(d)	213,513	212,400
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (b)(c)(d)	2,923,598	2,842,469
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 2/28/27 (b)(c)(d)	65,881	65,904
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (b)(c)(d)	100,000	99,531
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 4/29/29 (b)(c)(d)	922,346	914,607
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 4/1/29 (b)(c)(d)	411,152	411,666
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1661% 10/15/28 (b)(c)(d)	197,000	194,455
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/4/28 (b)(c)(d)	728,354	720,160
CME Term SOFR 3 Month Index + 3.500% 8.9161% 6/2/28 (b)(c)(d)	236,400	233,889
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.9379% 9/22/28 (b)(c)(d)	221,076	220,906
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.2156% 2/16/28 (b)(c)(d)	266,201	265,453
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/14/28 (b)(c)(d)	254,800	250,341
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0661% 10/19/27 (b)(c)(d)	376,799	375,770
TOTAL BUILDING MATERIALS		9,065,820
Cable/Satellite TV - 2.1%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1155% 2/1/27 (b)(c)(d)	1,191,277	1,189,347
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6967% 1/31/28 (b)(c)(d)	1,735,000	1,718,465
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8322% 1/18/28 (b)(c)(d)	1,886,300	1,784,119
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 8/2/27 (b)(c)(d)	439,781	429,275
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6967% 7/17/25 (b)(c)(d)	90,000	87,075
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9467% 1/31/28 (b)(c)(d)	568,534	551,552
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	610,000	594,317
TOTAL CABLE/SATELLITE TV		6,354,150
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 7/22/29 (b)(c)(d)	366,000	365,491
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1741% 3/17/30 (b)(c)(d)	582,599	582,599
CPM Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6942% 11/15/26 (b)(c)(d)	67,828	67,617
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9442% 11/15/25 (b)(c)(d)	276,948	275,909
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7911% 1/24/29 (b)(c)(d)	353,038	352,684
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (b)(c)(d)(e)	42,369	39,721
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.3811% 7/31/27 (b)(c)(d)	259,046	258,269
TOTAL CAPITAL GOODS		1,942,290
Chemicals - 3.7%
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 9/30/28 (b)(c)(d)	720,389	710,822
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1661% 11/24/28 (b)(c)(d)	410,000	381,300
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 11/24/27 (b)(c)(d)	441,965	432,573
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8718% 8/29/29 (b)(c)(d)	489,644	490,604
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 5/27/29 (b)(c)(d)	335,750	331,553
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9161% 5/7/25 (b)(c)(d)(e)	259,038	251,266
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.9161% 5/7/25 (b)(c)(d)	223,669	221,200
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 7/7/28 (b)(c)(d)	125,000	125,039
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (b)(c)(d)	1,323,466	1,273,280
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2994% 5/27/28 (b)(c)(d)	412,663	384,982
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.4151% 7/3/28 (b)(c)(d)	215,098	190,048
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0332% 3/15/29 (b)(c)(d)	935,565	887,093
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8559% 3/15/30 (b)(c)(d)	170,000	137,700
ICP Group Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 12/29/27 (b)(c)(d)	147,791	121,663
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 2/10/30 (b)(c)(d)	159,600	158,204
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 3/1/30 (b)(c)(d)	169,575	168,622
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 1/20/26 (b)(c)(d)	536,490	533,539
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4251% 4/10/30 (b)(c)(d)	399,000	399,000
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.3096% 12/1/26 (b)(c)(d)	249,916	228,206
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3901% 11/9/28 (b)(c)(d)	366,000	364,551
CME Term SOFR 3 Month Index + 3.750% 9.4017% 11/9/28 (b)(c)(d)	769,243	757,981
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.419% 4/3/28 (b)(c)(d)	215,000	212,134
CME Term SOFR 1 Month Index + 4.000% 9.4271% 4/3/28 (b)(c)(d)	616,241	607,509
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 8/18/28 (b)(c)(d)	1,330,791	1,314,156
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.4017% 9/22/28 (b)(c)(d)	174,556	172,884
TOTAL CHEMICALS		10,855,909
Consumer Products - 1.9%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6775% 2/7/29 (b)(c)(d)	646,813	628,488
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 12/22/28 (b)(c)(d)	384,150	382,229
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3161% 12/23/28 (b)(c)(d)	164,588	164,382
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 12/10/28 (b)(c)(d)	714,208	713,493
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.4161% 5/23/27 (b)(c)(d)	121,843	120,981
CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/13/29 (b)(c)(d)	441,663	441,504
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7995% 11/8/27 (b)(c)(d)	507,000	504,916
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/6/28 (b)(c)(d)	117,300	113,194
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 12/22/26 (b)(c)(d)	549,567	546,132
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	510,009	505,271
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	192,368	189,964
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0369% 10/21/28 (b)(c)(d)	334,900	263,456
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 8/5/28 (b)(c)(d)	522,297	505,322
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8297% 8/1/30 (b)(c)(d)	480,000	477,600
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3972% 12/21/27 (b)(c)(d)	292,500	230,783
TOTAL CONSUMER PRODUCTS		5,787,715
Containers - 1.6%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/3/28 (b)(c)(d)	649,354	636,295
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5816% 3/11/28 (b)(c)(d)	195,001	191,783
CME Term SOFR 3 Month Index + 3.750% 9.1893% 3/11/28 (b)(c)(d)	771,220	761,996
Berry Global, Inc. Tranche Z 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.2925% 7/1/26 (b)(c)(d)	540,035	539,738
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1661% 12/20/26 (b)(c)(d)	120,625	120,927
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/27 (b)(c)(d)	431,610	427,294
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/4/27 (b)(c)(d)	425,624	424,483
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (b)(c)(d)	190,125	182,520
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/1/26 (b)(c)(d)	98,000	97,572
CME Term SOFR 1 Month Index + 4.000% 9.0661% 7/31/26 (b)(c)(d)	240,625	239,937
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 1/30/27 (b)(c)(d)	560,089	559,137
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6806% 2/5/26 (b)(c)(d)	119,377	119,254
CME Term SOFR 1 Month Index + 3.250% 8.6806% 9/24/28 (b)(c)(d)	318,500	317,962
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/12/28 (b)(c)(d)	265,275	265,010
TOTAL CONTAINERS		4,883,908
Diversified Financial Services - 3.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 2/4/28 (b)(c)(d)	587,867	586,986
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9161% 10/15/26 (b)(c)(d)	371,645	359,277
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (b)(c)(d)	89,012	88,757
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 1/27/27 (b)(c)(d)	220,500	219,305
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/26/29 (b)(c)(d)	234,413	234,119
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/22/30 (c)(d)(g)	645,000	628,340
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 9.4017% 7/12/28 (b)(c)(d)	142,408	141,696
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3694% 6/27/29 (b)(c)(d)	201,600	201,433
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8161% 6/24/28 (b)(c)(d)	391,184	389,717
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5661% 6/30/28 (b)(c)(d)	227,700	226,910
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3537% 1/25/28 (b)(c)(d)	269,323	269,474
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.3807% 9/24/27 (b)(c)(d)	121,570	116,925
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (c)(d)(g)	2,070,000	2,068,489
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3901% 4/20/30 (b)(c)(d)	567,878	566,930
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6123% 4/21/28 (b)(c)(d)	358,299	357,404
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8322% 6/15/30 (b)(c)(d)	99,750	99,501
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6661% 11/1/29 (b)(c)(d)	335,000	315,949
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 11/8/26 (b)(c)(d)	260,268	256,223
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9161% 8/9/30 (b)(c)(d)	124,688	123,596
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3831% 3/24/27 (b)(c)(d)	170,000	169,470
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 11/16/26 (b)(c)(d)	165,539	165,262
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6806% 12/1/28 (b)(c)(d)	554,448	553,689
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.369% 4/29/26 (b)(c)(d)	265,542	265,120
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 2/15/27 (c)(d)(h)	420,000	416,850
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/9/27 (b)(c)(d)	473,999	470,837
TOTAL DIVERSIFIED FINANCIAL SERVICES		9,292,259
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (b)(c)(d)	341,900	328,706
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0401% 2/10/27 (b)(c)(d)	964,842	855,333
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9901% 12/17/26 (b)(c)(d)	1,122,398	1,024,188
TOTAL DIVERSIFIED MEDIA		2,208,227
Energy - 2.5%
American Consolidated Natural term loan 20.5% 9/16/25 (b)(d)	0	0
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1919% 11/14/26 (b)(c)(d)	393,469	392,584
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6879% 10/14/27 (b)(c)(d)	459,439	457,574
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9306% 3/17/28 (b)(c)(d)	420,325	414,546
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5661% 7/20/30 (b)(c)(d)	170,000	168,968
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9901% 6/4/28 (b)(c)(d)	1,573,472	1,573,110
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 11/19/29 (b)(c)(d)	655,174	649,527
EG America LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (b)(c)(d)	241,100	230,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (b)(c)(d)	150,000	144,375
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.1645% 2/5/25 (b)(c)(d)	95,267	95,029
CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/5/25 (b)(c)(d)	113,973	113,830
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (b)(c)(d)(e)	221,783	210,694
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 10.4017% 8/27/28 (b)(c)(d)	381,800	379,891
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 9/29/28 (b)(c)(d)	1,135,429	1,136,848
GIP III Stetson I LP Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 7/18/25 (b)(c)(d)	457,000	456,525
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 11/14/25 (b)(c)(d)	297,339	296,223
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7725% 2/14/30 (b)(c)(d)	308,762	307,860
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/23/27 (b)(c)(d)	293,783	294,518
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 3/25/28 (b)(c)(d)	263,925	242,054
TOTAL ENERGY		7,564,406
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9306% 9/1/27 (b)(c)(d)	329,867	323,408
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9306% 9/1/27 (b)(c)(d)	605,000	586,850
TOTAL ENTERTAINMENT/FILM		910,258
Environmental - 0.4%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 10/8/28 (b)(c)(d)	224,483	225,129
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (b)(c)(d)	242,061	240,417
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (b)(c)(d)	18,408	18,283
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6886% 6/21/28 (b)(c)(d)	805,041	790,752
TOTAL ENVIRONMENTAL		1,274,581
Food & Drug Retail - 0.5%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.2401% 8/1/29 (b)(c)(d)	561,417	560,951
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 1/29/27 (b)(c)(d)	280,763	278,432
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1307% 11/20/27 (b)(c)(d)	286,257	93,034
Primary Products Finance LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3967% 4/1/29 (b)(c)(d)	247,500	246,396
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.22% 1/31/28 (b)(c)(d)	445,000	432,763
TOTAL FOOD & DRUG RETAIL		1,611,576
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 10/1/25 (b)(c)(d)	118,201	113,448
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7401% 1/24/29 (b)(c)(d)	666,563	631,641
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4901% 1/24/30 (b)(c)(d)	170,000	137,222
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 10/23/27 (b)(c)(d)	444,024	443,607
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6737% 5/16/29 (b)(c)(d)	993,193	964,331
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/23/27 (b)(c)(d)	445,308	444,195
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 3/31/28 (b)(c)(d)	1,158,938	1,128,029
TOTAL FOOD/BEVERAGE/TOBACCO		3,862,473
Gaming - 4.0%
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 1/26/30 (b)(c)(d)	2,358,150	2,356,688
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/27/29 (b)(c)(d)	3,596,269	3,555,811
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9017% 7/4/28 (b)(c)(d)	365,307	365,490
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1684% 5/26/30 (b)(c)(d)	563,588	562,179
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9901% 10/31/29 (b)(c)(d)	419,495	418,622
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9901% 3/16/27 (b)(c)(d)	195,500	194,976
J&J Ventures Gaming LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6517% 4/26/28 (b)(c)(d)	323,400	307,987
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.6928% 4/26/28 (b)(c)(d)	88,929	84,927
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (c)(d)(g)	160,071	152,868
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6219% 8/1/30 (b)(c)(d)	225,000	225,000
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9306% 5/29/26 (b)(c)(d)	138,389	138,200
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4336% 4/14/29 (b)(c)(d)	641,875	641,073
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.9143% 4/4/29 (b)(c)(d)	1,476,472	1,466,623
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/21/26 (b)(c)(d)	465,125	464,497
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 2/7/27 (b)(c)(d)	964,690	961,844
TOTAL GAMING		11,896,785
Healthcare - 4.9%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7901% 2/15/29 (b)(c)(d)	335,750	279,932
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/24/28 (b)(c)(d)	250,641	250,453
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 11/6/27 (b)(c)(d)	280,259	279,878
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5793% 2/12/28 (b)(c)(d)	183,613	181,481
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/8/27 (b)(c)(d)	900,768	889,508
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1646% 8/1/27 (b)(c)(d)	872,098	854,534
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 11/1/28 (b)(c)(d)	261,025	259,720
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (b)(c)(d)	465,834	455,716
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4901% 10/1/27 (b)(c)(d)	2,525,714	2,460,197
HAH Group Holding Co. LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.42% 10/29/27 (b)(c)(d)	139,431	137,340
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1842% 3/15/28 (b)(c)(d)	419,839	419,243
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 8.0401% 1/6/29 (b)(c)(d)	280,725	280,223
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 5/4/28 (b)(c)(d)	752,948	751,382
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/5/28 (b)(c)(d)	1,008,974	1,007,996
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3201% 10/19/27 (b)(c)(d)	268,978	261,581
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 8/31/26 (b)(c)(d)	273,834	260,906
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6806% 8/30/27 (b)(c)(d)	180,000	155,390
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/23/28 (b)(c)(d)	1,247,848	1,243,730
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4421% 6/2/28 (b)(c)(d)	742,454	740,227
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1517% 11/30/27 (b)(c)(d)	224,250	223,059
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/27 (b)(c)(d)	415,780	387,773
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6661% 4/20/29 (b)(c)(d)	251,813	250,632
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 11/15/28 (b)(c)(d)	955,450	947,854
Pluto Acquisition I, Inc. term loan CME Term SOFR 1 Month Index + 4.000% 9.6841% 6/20/26 (b)(c)(d)	342,272	297,777
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (b)(c)(d)	284,318	284,091
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1886% 8/31/26 (b)(c)(d)	387,621	387,772
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6791% 10/1/28 (b)(c)(d)	112,245	102,784
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7401% 12/15/27 (b)(c)(d)	337,673	326,867
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6806% 11/20/26 (b)(c)(d)	111,073	106,297
TOTAL HEALTHCARE		14,484,343
Homebuilders/Real Estate - 0.8%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(d)(e)	516,082	499,309
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1806% 8/21/25 (b)(c)(d)	42,096	42,001
CME Term SOFR 1 Month Index + 3.250% 8.6661% 1/31/30 (b)(c)(d)	429,428	421,556
CME Term SOFR 1 Month Index + 4.000% 9.3161% 1/31/30 (b)(c)(d)	175,000	173,250
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3411% 1/27/29 (b)(c)(d)	263,534	261,623
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.147% 8/21/30 (b)(c)(d)	220,000	219,450
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6153% 3/16/30 (b)(c)(d)	245,000	245,461
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 9/1/27 (b)(c)(d)	441,496	441,023
TOTAL HOMEBUILDERS/REAL ESTATE		2,303,673
Hotels - 2.0%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	392,000	362,012
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/18/28 (b)(c)(d)	1,229,567	1,221,882
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9161% 11/30/29 (b)(c)(d)	622,275	622,792
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/2/28 (b)(c)(d)	1,651,243	1,652,019
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1661% 8/31/25 (b)(c)(d)	635,145	633,398
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.9077% 6/23/26 (b)(c)(d)	175,950	150,437
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5806% 1/5/29 (b)(c)(d)	362,686	362,563
Travelport Finance Luxembourg SARL 1LN, term loan:
CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (b)(c)(d)	465,267	440,785
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 12.1401% 5/29/26 (b)(c)(d)	488,395	248,593
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6661% 5/25/30 (b)(c)(d)	142,311	142,311
TOTAL HOTELS		5,836,792
Insurance - 5.3%
Acrisure LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/15/27 (b)(c)(d)	3,632,104	3,576,315
CME Term SOFR 1 Month Index + 4.250% 9.6806% 2/15/27 (b)(c)(d)	512,148	509,910
CME Term SOFR 1 Month Index + 5.750% 11.1206% 2/15/27 (b)(c)(d)	730,122	731,947
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9306% 11/5/27 (b)(c)(d)	490,000	488,726
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8306% 11/6/27 (b)(c)(d)	582,441	581,165
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6806% 2/19/28 (b)(c)(d)	536,079	532,364
CME Term SOFR 1 Month Index + 2.750% 8.1806% 2/19/28 (b)(c)(d)	168,725	168,409
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4161% 2/28/28 (b)(c)(d)	339,150	338,631
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 2/13/27 (b)(c)(d)	256,100	255,219
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/13/27 (b)(c)(d)	14,663	14,644
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/13/27 (b)(c)(d)	360,938	359,923
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 2/13/27 (c)(d)(g)	165,000	165,000
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 8/19/28 (b)(c)(d)	245,034	237,683
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6806% 1/31/28 (b)(c)(d)	1,305,000	1,171,942
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6806% 1/20/29 (b)(c)(d)	1,390,000	1,229,399
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6661% 12/23/26 (b)(c)(d)	1,470,729	1,437,637
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6806% 7/31/27 (b)(c)(d)	561,114	541,475
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (b)(c)(d)	1,836,517	1,839,584
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (b)(c)(d)	208,425	208,567
USI, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (b)(c)(d)	0	0
CME Term SOFR 1 Month Index + 3.750% 9.1401% 11/22/29 (b)(c)(d)	899,192	897,816
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9/14/30 (c)(d)(g)	460,000	458,468
TOTAL INSURANCE		15,744,824
Leisure - 1.9%
Alterra Mountain Co. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 8/17/28 (b)(c)(d)	125,807	125,389
CME Term SOFR 1 Month Index + 3.750% 9.1661% 5/31/30 (b)(c)(d)	389,025	389,025
Arcis Golf LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 11/24/28 (b)(c)(d)	246,747	246,747
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (c)(d)(g)	62,000	62,000
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4386% 7/21/28 (b)(c)(d)	791,614	786,667
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.1806% 9/18/24 (b)(c)(d)	230,359	226,328
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (b)(c)(d)	213,086	217,115
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 1/15/30 (b)(c)(d)	765,000	764,235
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	115,000	103,482
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.731% 3/8/24 (b)(c)(d)	593,024	572,713
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/27/28 (b)(c)(d)	142,100	141,789
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0601% 12/14/26 (b)(c)(d)(e)	285,156	272,324
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/25/28 (b)(c)(d)	220,500	219,719
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/9/30 (b)(c)(d)	666,650	662,343
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6307% 12/30/26 (b)(c)(d)	817,948	663,053
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1307% 12/30/27 (b)(c)(d)(e)	100,000	77,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1307% 12/30/26 (b)(c)(d)	82,450	73,381
TOTAL LEISURE		5,603,310
Metals/Mining - 0.2%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 8/18/30 (b)(c)(d)	375,000	373,905
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1661% 3/23/30 (b)(c)(d)	263,882	264,024
TOTAL METALS/MINING		637,929
Paper - 1.1%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.6517% 2/4/28 (b)(c)(d)	163,825	158,910
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.5911% 4/13/29 (b)(c)(d)	3,205,485	3,158,332
TOTAL PAPER		3,317,242
Publishing/Printing - 0.5%
Century de Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9/27/30 (c)(d)(g)	440,000	436,700
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.4017% 6/16/26 (b)(c)(d)	171,276	155,647
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1316% 8/11/28 (b)(c)(d)	290,000	289,516
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 1/28/29 (b)(c)(d)	384,150	382,709
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 7/8/28 (b)(c)(d)	201,413	188,824
TOTAL PUBLISHING/PRINTING		1,453,396
Railroad - 0.6%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1793% 4/6/28 (b)(c)(d)	347,900	344,856
Echo Global Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 11/23/28 (b)(c)(d)	494,491	476,689
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (b)(c)(d)	460,867	459,858
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6517% 7/26/28 (b)(c)(d)	552,424	542,640
TOTAL RAILROAD		1,824,043
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5661% 9/12/30 (b)(c)(d)	597,500	594,889
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1875% 6/29/29 (b)(c)(d)	383,125	382,727
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 12/1/28 (b)(c)(d)	232,405	231,194
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1517% 10/20/28 (b)(c)(d)	283,637	279,649
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7691% 3/1/26 (b)(c)(d)	358,125	339,900
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 4/1/29 (b)(c)(d)	504,874	489,622
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 8/3/28 (b)(c)(d)	871,355	867,094
TOTAL RESTAURANTS		3,185,075
Services - 9.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4161% 12/20/29 (b)(c)(d)	72,000	72,360
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/21/28 (b)(c)(d)	1,005,520	1,003,187
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4161% 12/21/28 (b)(c)(d)	1,155,920	1,155,204
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 4% 12/21/28 (b)(c)(d)(h)	221,481	221,344
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 9/7/28 (b)(c)(d)	157,200	156,807
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	132,638	131,726
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	427,048	423,047
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1661% 5/14/28 (b)(c)(d)	871,377	840,382
CME Term SOFR 1 Month Index + 4.750% 10.0661% 5/14/28 (b)(c)(d)	265,000	260,694
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6886% 7/9/28 (b)(c)(d)	544,896	544,138
Aramark Services, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9306% 4/6/28 (b)(c)(d)	90,000	89,865
CME Term SOFR 1 Month Index + 2.500% 7.9306% 6/22/30 (b)(c)(d)	121,246	120,943
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 1/15/27 (b)(c)(d)	116,563	116,155
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.785% 6/30/28 (b)(c)(d)	156,800	155,967
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1661% 12/10/29 (b)(c)(d)	85,000	72,214
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 12/10/28 (b)(c)(d)	1,637,479	1,558,929
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4161% 8/19/28 (b)(c)(d)	1,454,728	1,408,962
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9161% 3/16/29 (b)(c)(d)	201,925	201,547
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (b)(c)(d)	1,430,000	1,391,118
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9306% 2/7/26 (b)(c)(d)	678,311	674,825
CME Term SOFR 1 Month Index + 3.750% 9.0661% 12/30/28 (b)(c)(d)	329,138	325,023
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6806% 9/30/28 (b)(c)(d)	156,529	155,693
CME Term SOFR 1 Month Index + 3.750% 9/30/28 (c)(d)(g)	200,000	199,500
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2691% 5/3/29 (b)(c)(d)	370,313	363,832
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 6/2/28 (b)(c)(d)	1,037,138	956,324
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8719% 8/16/28 (b)(c)(d)	206,325	204,571
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.4071% 7/19/28 (b)(c)(d)	539,000	484,329
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2191% 8/1/26 (b)(c)(d)	531,109	531,300
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6806% 10/19/28 (b)(c)(d)	321,347	321,482
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 10/21/28 (b)(c)(d)	259,700	258,456
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/3/28 (b)(c)(d)	251,860	249,521
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3111% 3/10/26 (b)(c)(d)	730,004	667,041
CME Term SOFR 3 Month Index + 4.750% 10.3769% 3/10/26 (b)(c)(d)	194,025	176,563
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0661% 4/29/29 (b)(c)(d)	406,925	387,087
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4341% 7/30/26 (b)(c)(d)	262,221	263,018
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 12/1/27 (b)(c)(d)	401,326	401,326
Indy U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 3/5/28 (b)(c)(d)	199,896	190,900
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2401% 3/26/28 (b)(c)(d)	542,612	534,245
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6806% 4/21/27 (b)(c)(d)	348,402	294,546
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3901% 6/12/30 (b)(c)(d)	1,165,000	1,165,548
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3306% 2/15/29 (b)(c)(d)	1,135,675	1,117,936
CME Term SOFR 1 Month Index + 4.000% 9.4306% 1/23/27 (b)(c)(d)	454,725	450,369
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1806% 1/31/28 (b)(c)(d)	290,000	262,572
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (b)(c)(d)	2,115,863	1,899,875
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6012% 7/25/30 (b)(c)(d)	452,493	452,588
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 2.125% 7/19/30 (b)(c)(d)	42,507	42,516
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	230,000	222,295
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4161% 8/4/28 (b)(c)(d)	635,375	634,238
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (b)(c)(d)	347,294	324,071
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 12/10/26 (b)(c)(d)	339,355	339,355
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 2/24/28 (b)(c)(d)	209,062	208,514
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 8/27/28 (b)(c)(d)	169,137	164,645
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0696% 1/15/27 (b)(c)(d)	270,000	262,913
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6639% 3/4/28 (b)(c)(d)	2,823,294	2,434,216
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2901% 8/29/25 (b)(c)(d)	278,094	262,490
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1594% 3/3/30 (b)(c)(d)	575,650	575,126
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 11/3/29 (b)(c)(d)	219,075	218,801
TOTAL SERVICES		28,602,239
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.6741% 6/30/27 (b)(c)(d)	312,622	294,333
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4451% 1/24/27 (b)(c)(d)	382,356	381,453
Super Retail - 3.8%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1791% 11/6/27 (b)(c)(d)	348,992	349,428
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6791% 7/24/28 (b)(c)(d)	428,103	187,081
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.4017% 3/5/28 (b)(c)(d)	7,995,865	7,968,762
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0804% 2/3/27 (b)(c)(d)	245,000	245,167
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4386% 4/1/28 (b)(c)(d)	534,073	434,890
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 3/8/30 (b)(c)(d)	189,050	184,796
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 10/19/27 (b)(c)(d)	258,258	256,027
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 12/18/27 (b)(c)(d)	302,400	294,668
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.9017% 4/15/28 (b)(c)(d)	532,905	485,184
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3161% 3/3/30 (b)(c)(d)	374,084	370,926
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 10/20/28 (b)(c)(d)	495,000	475,512
TOTAL SUPER RETAIL		11,252,441
Technology - 15.4%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.265% 3/10/27 (b)(c)(d)	210,753	206,538
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5401% 2/16/28 (b)(c)(d)	270,573	266,379
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0836% 7/30/28 (b)(c)(d)	1,000,057	988,967
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9011% 10/8/27 (b)(c)(d)	195,749	195,504
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.4017% 8/10/25 (b)(c)(d)	950,000	674,899
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8901% 9/19/26 (b)(c)(d)	502,475	503,505
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6661% 4/23/26 (b)(c)(d)	372,522	369,862
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5684% 2/15/29 (b)(c)(d)	1,664,631	1,630,822
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0661% 5/13/29 (b)(c)(d)	372,475	372,784
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	482,934	155,505
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (b)(c)(d)	618,328	616,782
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 10/31/26 (b)(c)(d)	630,152	629,251
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6401% 7/6/29 (b)(c)(d)	643,645	643,297
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9306% 4/30/25 (b)(c)(d)	411,775	411,347
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 9/30/28 (b)(c)(d)	139,606	133,828
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9901% 3/30/29 (b)(c)(d)	1,654,798	1,588,954
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 7/1/29 (b)(c)(d)	996,425	992,071
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 4/4/26 (b)(c)(d)	968,767	882,062
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/30/28 (b)(c)(d)	677,925	666,061
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5611% 2/10/28 (b)(c)(d)	304,502	293,656
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3161% 10/16/26 (b)(c)(d)	936,208	929,083
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3161% 2/19/29 (b)(c)(d)	595,000	554,344
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1806% 3/31/29 (b)(c)(d)	60,000	52,800
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1806% 3/31/28 (b)(c)(d)	259,046	254,243
CME Term SOFR 1 Month Index + 4.750% 10.0811% 3/31/28 (b)(c)(d)	109,723	108,626
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1401% 8/16/30 (b)(c)(d)	185,000	184,460
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8705% 7/6/29 (b)(c)(d)	704,895	704,676
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.2684% 10/6/29 (b)(c)(d)	246,875	239,469
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7/31/27 (c)(d)(g)	90,000	90,023
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 7/31/27 (b)(c)(d)	579,194	577,926
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4161% 9/12/29 (b)(c)(d)	1,176,535	1,171,828
Global IID Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1517% 12/16/28 (b)(c)(d)	82,390	75,799
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 8/10/27 (b)(c)(d)	120,938	120,756
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8161% 11/9/29 (b)(c)(d)	463,456	463,599
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7401% 7/14/30 (b)(c)(d)	105,000	104,396
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7401% 8/19/28 (b)(c)(d)	486,156	484,333
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9017% 7/3/28 (b)(c)(d)	1,141,150	1,140,237
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 12/1/27 (b)(c)(d)	282,750	282,043
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1646% 3/1/29 (b)(c)(d)	861,521	840,250
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 5/3/28 (b)(c)(d)	2,470,656	2,386,876
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5661% 2/23/29 (b)(c)(d)	225,000	198,774
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 8/17/29 (b)(c)(d)	697,950	696,826
NAVEX TopCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6661% 9/5/25 (b)(c)(d)	154,989	154,407
Ncr Atleos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/22/29 (c)(d)(g)	440,000	423,777
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1661% 1/31/30 (b)(c)(d)	1,118,466	1,117,962
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4161% 11/10/27 (b)(c)(d)	655,049	643,861
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 2/1/28 (b)(c)(d)	2,678,429	2,670,072
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.4306% 6/2/28 (b)(c)(d)	2,566,537	2,453,789
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 5/30/26 (b)(c)(d)	416,241	415,200
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.6153% 5/30/26 (b)(c)(d)	30,000	28,650
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 8/31/28 (b)(c)(d)	843,873	836,017
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1938% 2/15/28 (b)(c)(d)	763,433	343,072
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 4/22/28 (b)(c)(d)	851,693	841,047
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1661% 9/30/28 (b)(c)(d)	313,853	299,337
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	815,000	807,575
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4311% 5/31/26 (b)(c)(d)	11,629	11,600
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8901% 11/22/29 (b)(c)(d)	189,050	189,320
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8161% 10/7/27 (b)(c)(d)	564,137	562,377
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9306% 8/11/28 (b)(c)(d)	267,363	262,746
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	195,284	195,136
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	184,403	184,263
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 4/16/25 (b)(c)(d)	788,973	788,516
STG-Fairway Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 1/31/27 (b)(c)(d)	180,416	180,360
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3311% 8/31/28 (b)(c)(d)	888,277	888,277
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0646% 5/30/30 (b)(c)(d)	279,427	279,427
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 10.0225% 5/4/26 (b)(c)(d)	239,400	239,599
CME Term SOFR 3 Month Index + 3.250% 8.6184% 5/4/26 (b)(c)(d)	1,395,561	1,390,481
CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (b)(c)(d)	789,250	787,774
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (b)(c)(d)	600,000	598,500
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4306% 9/1/25 (b)(c)(d)	556,044	480,283
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4306% 8/27/25 (b)(c)(d)	519,169	518,614
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4184% 1/13/29 (b)(c)(d)	626,350	620,738
Virgin Pulse, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.250% 12.6806% 4/6/29 (b)(c)(d)	115,000	114,425
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1806% 4/6/28 (b)(c)(d)	447,297	446,178
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 3/27/28 (b)(c)(d)	388,100	387,906
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6661% 2/28/27 (b)(c)(d)	749,608	745,860
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6806% 10/30/27 (b)(c)(d)	203,087	182,439
CME Term SOFR 1 Month Index + 4.250% 9.6661% 10/30/27 (b)(c)(d)	118,200	106,602
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 9/30/26 (b)(c)(d)	713,980	713,608
TOTAL TECHNOLOGY		45,793,236
Telecommunications - 5.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.308% 10/31/27 (b)(c)(d)	470,432	464,942
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (b)(c)(d)	2,445,750	2,207,901
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (b)(c)(d)	474,448	423,905
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	685,000	485,247
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6967% 11/30/27 (b)(c)(d)	125,850	124,120
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8248% 1/18/30 (b)(c)(d)	134,325	134,436
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8161% 12/12/26 (b)(c)(d)	241,250	235,993
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9306% 10/2/27 (b)(c)(d)	318,651	281,608
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6791% 4/27/27 (b)(c)(d)	350,563	351,439
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4291% 4/27/27 (b)(c)(d)	140,240	140,474
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1806% 5/1/28 (b)(c)(d)	1,619,613	1,569,875
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (b)(c)(d)	101,753	60,204
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4161% 12/30/27 (b)(c)(d)	125,318	107,147
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (b)(c)(d)	2,528,982	2,520,940
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 3/1/27 (b)(c)(d)	651,166	613,887
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4306% 1/31/25 (b)(c)(d)	635,227	591,397
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1842% 4/30/27 (b)(c)(d)	669,695	659,509
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1174% 8/1/29 (b)(c)(d)	1,016,274	894,321
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6806% 9/25/26 (b)(c)(d)	922,120	752,062
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.17% 4/11/25 (b)(c)(d)	448,947	448,485
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6661% 9/21/27 (b)(c)(d)	486,305	467,096
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4306% 3/9/27 (b)(c)(d)	2,010,347	1,637,045
CME Term SOFR 1 Month Index + 4.320% 9.6411% 3/9/27 (b)(c)(d)	581,150	470,877
TOTAL TELECOMMUNICATIONS		15,642,910
Textiles/Apparel - 0.5%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4161% 2/19/29 (b)(c)(d)	674,802	675,875
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3623% 7/7/28 (b)(c)(d)	230,447	72,591
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6806% 4/16/28 (b)(c)(d)	526,379	518,389
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9027% 8/2/28 (b)(c)(d)	195,801	190,906
TOTAL TEXTILES/APPAREL		1,457,761
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (b)(c)(d)	230,000	189,750
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0661% 8/1/25 (b)(c)(d)	163,350	163,554
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1806% 8/1/25 (b)(c)(d)	1,402,108	1,400,481
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1841% 12/15/27 (b)(c)(d)	160,940	160,308
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5661% 8/7/29 (b)(c)(d)	265,000	264,669
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6517% 2/15/24 (b)(c)(d)	216,056	198,849
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5401% 1/3/29 (b)(c)(d)	329,136	238,294
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6806% 6/23/28 (b)(c)(d)	323,400	320,570
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 6/23/25 (b)(c)(d)	604,688	604,270
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4306% 1/21/28 (b)(c)(d)	239,726	239,177
Talen Energy Supply LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8765% 5/17/30 (b)(c)(d)	483,788	485,302
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1791% 3/2/27 (b)(c)(d)	833,212	831,429
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1806% 12/31/25 (b)(c)(d)	635,883	635,552
TOTAL UTILITIES		5,542,455
TOTAL BANK LOAN OBLIGATIONS (Cost $263,871,524)		257,110,158

Nonconvertible Bonds - 3.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (i)	500,000	491,290
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	96,250	94,004
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	52,500	50,993
TOTAL AIR TRANSPORTATION		144,997
Automotive & Auto Parts - 0.6%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	175,000	170,844
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(i)	1,535,000	1,538,838
TOTAL AUTOMOTIVE & AUTO PARTS		1,709,682
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (i)	415,000	418,098
Univision Communications, Inc.:
6.625% 6/1/27 (i)	105,000	97,789
8% 8/15/28 (i)	150,000	145,425
TOTAL BROADCASTING		661,312
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	170,000	154,383
5.375% 6/1/29 (i)	330,000	296,079
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. CME Term SOFR 3 Month Index + 1.910% 7.2835% 2/1/24 (b)(c)	250,000	250,854
TOTAL CABLE/SATELLITE TV		701,316
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	35,000	35,192
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,556
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	199,568
TOTAL CHEMICALS		204,124
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	260,000	237,732
Energy - 0.4%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	45,000	44,438
7% 6/15/25 (i)	130,000	128,067
8.375% 1/15/29 (i)	290,000	289,623
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	642,000	591,110
6.75% 9/15/25 (i)	218,300	208,390
TOTAL ENERGY		1,261,628
Gaming - 0.4%
Affinity Gaming LLC 6.875% 12/15/27 (i)	150,000	127,167
Caesars Entertainment, Inc. 7% 2/15/30 (i)	160,000	155,690
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	795,000	673,763
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	145,000	144,690
Ontario Gaming GTA LP 8% 8/1/30 (i)	15,000	15,000
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	30,000	28,703
4.25% 12/1/26 (i)	45,000	41,929
4.625% 12/1/29 (i)	25,000	22,176
TOTAL GAMING		1,209,118
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	455,000	352,546
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (i)	400,000	391,781
TOTAL HOMEBUILDERS/REAL ESTATE		744,327
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (i)	355,000	342,594
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	95,000	92,414
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (i)	160,000	165,982
11.625% 8/15/27 (i)	105,000	113,937
TOTAL LEISURE		372,333
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	14,925
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	80,000	66,703
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (i)	95,000	89,817
Services - 0.3%
Aramark Services, Inc. 6.375% 5/1/25 (i)	60,000	60,956
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (i)	110,000	110,169
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (i)	115,000	111,666
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	145,000	131,270
PowerTeam Services LLC 9.033% 12/4/25 (i)	390,000	359,775
TOTAL SERVICES		773,836
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (i)	116,000	113,970
8.5% 10/30/25 (i)	231,000	228,113
TOTAL SUPER RETAIL		342,083
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	190,000	165,110
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	90,000	89,667
CommScope, Inc. 6% 3/1/26 (i)	125,000	116,654
TOTAL TECHNOLOGY		371,431
Telecommunications - 0.5%
Altice Financing SA 5.75% 8/15/29 (i)	225,000	184,494
Altice France SA:
5.125% 1/15/29 (i)	170,000	120,805
5.125% 7/15/29 (i)	155,000	109,912
5.5% 1/15/28 (i)	95,000	72,872
Frontier Communications Holdings LLC 5% 5/1/28 (i)	100,000	85,382
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	465,000	412,382
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	170,000	156,145
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)	15,000	13,350
Windstream Escrow LLC 7.75% 8/15/28 (i)	250,000	198,691
TOTAL TELECOMMUNICATIONS		1,354,033
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (i)	80,000	57,994
TOTAL NONCONVERTIBLE BONDS (Cost $11,697,020)		11,186,467

Common Stocks - 1.1%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(j)	5,338	32,935
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	1,797	36
TOTAL CAPITAL GOODS		32,971
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)(j)	1,374	122,753
Carnelian Point Holdings LP warrants (e)(j)	329	961
Lime Tree Bay Ltd. (e)(j)	38	1,945
TOTAL DIVERSIFIED FINANCIAL SERVICES		125,659
Energy - 0.9%
California Resources Corp.	16,696	935,143
California Resources Corp. warrants 10/27/24 (j)	885	18,859
Chesapeake Energy Corp. (k)	11,625	1,002,424
Chesapeake Energy Corp. (j)(l)	103	8,882
Denbury, Inc. (j)	5,885	576,789
TOTAL ENERGY		2,542,097
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	9,898	197,960
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(j)	15,069	240,501
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	2,417	68,812
TOTAL COMMON STOCKS (Cost $1,808,312)		3,208,000

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(j) (Cost $98,250)	786	424,055

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Bank of America Corp.:
6.25% (b)(m)	730,000	718,198
8.8062% (b)(c)(m)	45,000	45,019
JPMorgan Chase & Co.:
6.1% (b)(m)	179,000	176,892
6.75% (b)(m)	266,000	265,947
8.9335% (b)(c)(m)	155,000	155,526
TOTAL BANKS & THRIFTS		1,361,582
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (b)(c)(m)	945,000	883,367
TOTAL PREFERRED SECURITIES (Cost $2,220,809)		2,244,949

Other - 0.7%
	Shares	Value ($)
Other - 0.7%
Fidelity Private Credit Central Fund LLC (l) (Cost $1,886,585)	189,656	1,932,595

Money Market Funds - 10.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	29,352,687	29,358,557
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	1,026,497	1,026,600
TOTAL MONEY MARKET FUNDS (Cost $30,385,157)		30,385,157

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $311,967,657)	306,491,381
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(9,401,212)
NET ASSETS - 100.0%	297,090,169

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $263,988 and $263,860, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,583,067 or 3.6% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,941,477 or 0.7% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Fidelity Private Credit Central Fund LLC	4/28/22 - 9/11/23	1,886,585

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,650,593	76,620,259	60,912,295	750,240	-	-	29,358,557	0.1%
Fidelity Private Credit Central Fund LLC	1,344,405	534,329	-	145,319	2,345	51,516	1,932,595	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	-	5,934,365	4,907,765	185	-	-	1,026,600	0.0%
Total	14,994,998	83,088,953	65,820,060	895,744	2,345	51,516	32,317,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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